EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Minimum employment period for severance benefit eligibility, years	1 year
Percentage of liability for severance obligations deposited with pension fund	72.00%
Deposits into individual severance fund	$ 1,600
Unfunded liability for employee severance payments, period expense	87	$ 94	$ (142)
Total Liability for Employees' severance benefits	$ 174